FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 3,905.9	$ 3,218.3
Contractual cash flows	4,700.7	4,005.7
Derivative financial instruments, carrying amount	(10.5)	(28.5)
Derivative financial instruments, undiscounted cash flows	(6.3)	(28.9)
Non-derivative financial liabilities and derivative financial instruments, carrying amount	3,895.4	3,189.8
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	4,694.4	3,976.8
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,034.2	966.3
Derivative financial instruments, undiscounted cash flows	(1.7)	(18.6)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,032.5	947.7
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	527.8	267.4
Derivative financial instruments, undiscounted cash flows	(3.8)	(7.0)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	524.0	260.4
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	378.5	271.0
Derivative financial instruments, undiscounted cash flows	(0.6)	(2.4)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	377.9	268.6
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	368.1	351.1
Derivative financial instruments, undiscounted cash flows	0.0	(0.6)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	368.1	350.5
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	603.2	182.4
Derivative financial instruments, undiscounted cash flows	(0.2)	(0.2)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	603.0	182.2
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,788.9	1,967.5
Derivative financial instruments, undiscounted cash flows	0.0	(0.1)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,788.9	1,967.4
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	696.6	674.9
Contractual cash flows	696.6	674.9
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	696.6	674.9
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	3,053.8	2,358.0
Contractual cash flows	3,674.0	2,954.5
Long-term debt | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	337.6	291.4
Long-term debt | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	492.3	238.1
Long-term debt | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	347.3	230.0
Long-term debt | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	337.3	320.0
Long-term debt | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	573.0	151.7
Long-term debt | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,586.5	1,723.3
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	155.5	185.4
Contractual cash flows	330.1	376.3
Other non-current liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	35.5	29.3
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	31.2	41.0
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	30.8	31.1
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	30.2	30.7
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	202.4	244.2
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(15.3)	(24.0)
Outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,320.5	2,449.7
Outflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1,175.3	2,157.6
Outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	118.1	233.0
Outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	15.4	49.8
Outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	11.7	9.3
Outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,336.9)	(2,475.3)
Inflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1,188.6)	(2,175.6)
Inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(121.0)	(238.8)
Inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(15.7)	(51.3)
Inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(11.6)	(9.6)
Inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(8.2)	(5.1)
Derivative financial instruments, undiscounted cash flows	(2.9)	(3.9)
Foreign currency and interest rate swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(1.4)	(1.2)
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.9)	(1.2)
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.3)	(0.9)
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.1)	(0.3)
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(0.2)	(0.2)
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(0.1)
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	13.0	0.6
Derivative financial instruments, undiscounted cash flows	13.0	0.6
Equity swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	13.0	0.6
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	$ 0.0	$ 0.0